PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2017
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	2016	2017
	December 31	September 30
	RMB	RMB
Value-added tax deductible	286,198,731	482,274,196
Deposit for customer duty, bidding and others	154,023,704	292,593,448
Receivables related to disposal of subsidiaries	185,380,069	169,726,200
Receivables related to a sales leaseback transaction	-	150,000,000
Prepayment for income tax	24,323,033	124,590,665
Receivables related to discount from a supplier	-	44,637,018
Prepaid commission	2,013,070	30,295,728
Prepaid insurance premium	19,237,805	22,564,983
Receivables related to disposal of land use right	23,172,107	14,571,587
Rental deposit and prepayment	5,897,704	13,692,410
Employee advances	8,584,936	11,988,115
Prepaid professional service fee	4,095,436	8,863,758
Receivables of option exercised	6,135,783	-
Others	47,581,875	60,657,598
Total	766,644,253	1,426,455,706